Credit Quality Assessment (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Number	Dec. 31, 2013 Number
Trouble Debt Restructured Loans [Line Items]
Number of Loans	7	6
Non-Accrual Status	$ 1,031	$ 861
Number of Loans	1	0
Accrual Status	226	0
Total TDR's	1,257	861
Residential Real Estate First Lien [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	1
Non-Accrual Status	308
Number of Loans	0
Accrual Status	0
Total TDR's	308
Commercial Real Estate Non Owner Occupied [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans		0
Non-Accrual Status		0
Number of Loans		0
Accrual Status		0
Total TDR's		0
Commercial Loan [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	6	6
Non-Accrual Status	723	861
Number of Loans	1	0
Accrual Status	226	0
Total TDR's	949	861
Residential Real Estate Junior Lien [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	0
Non-Accrual Status	0
Number of Loans	0
Accrual Status	0
Total TDR's	$ 0